Taxes on Income (Schedule of Loss before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes on Income [Abstract]
Israel	$ (8,995)	$ (9,013)	$ (10,583)
United States	(404)	(515)	(524)
Loss before income tax expense	$ (9,399)	$ (9,528)	$ (11,107)